Warrants (Details) - $ / shares	9 Months Ended
	Aug. 31, 2021	Nov. 30, 2020	Aug. 31, 2020	Nov. 30, 2019
Number outstanding	21,160,314	21,923,624	22,123,623	23,740,290
Shares issuable upon exercise	21,160,314
2018 Firm Warrants
Exercise price	$ .7500
Number outstanding	20,000,000	20,000,000	20,000,000	20,000,000
Expiry	Oct. 16, 2023
Shares issuable upon exercise	20,000,000
October 2018 Placement Agent Warrants
Exercise price	$ .9375
Number outstanding	1,160,314
Expiry	Oct. 16, 2023
Shares issuable upon exercise	1,160,314